Trade and Other Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Trade and Other Payables and Other Current Liabilities (Tables) [Line Items]
Schedule of trade and other payables and other current liabilities
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Trade payables – third parties	$2,748,393	$675,227
Accrued salaries and bonus	835,060	262,396
Accrued customer claims, cash loss and shortage **	66,989	91,098
Trade and other payables	$3,650,442	$1,028,721

Output VAT	$90,392	$95,348
Accrued expenses	499,835	572,157
Payroll payable	380,669	936,080
Other payables	420,214	177,850
Deferred revenue	292,245	43,200
Other current liabilities	$1,683,355	$1,824,635

**	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $11,800 and $14,600 as at June 30, 2022 and 2021, respectively.